Fair Value (Tables)	6 Months Ended
Sep. 30, 2023
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents the Company’s fair value hierarchy for the liability measured and recognized at fair value on a recurring basis:

	As of September 30, 2023				As of March 31, 2023
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial liabilities
Foreign currency forward contracts	$—	$8	$—	$8	$—	$1	$—	$1
Total financial liabilities	$—	$8	$—	$8	$—	$1	$—	$1
The following table presents the Company’s fair value hierarchy for assets measured and recognized at fair value, excluding investments where the NAV practical expedient has been elected on a recurring basis:

	As of September 30, 2023				As of March 31, 2023
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Short-term investments(1)	$800	$—	$—	$800	$661	$—	$—	$661
Equity method investments(2)	—	—	466	466	—	—	482	482
Convertible loans receivable	—	—	32	32	—	—	31	31
Foreign currency forward contracts	—	—	—	—	—	10	—	10
Total financial assets	$800	$—	$498	$1,298	$661	$10	$513	$1,184
(1)Short-term investments represent term deposits with banks with a maturity between 3 and 12 months.
(2)In accordance with Subtopic 820-10, investments that are measured at fair value using the NAV practical expedient are not classified in the fair value hierarchy.

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables summarize changes in the fair value, along with other activity associated with the Company’s Level 3 financial assets and liabilities:
Equity Method Investments

	Three Months Ended September 30,		Six Months Ended September 30,
(in millions)	2023	2022	2023	2022
Fair value of financial assets at the beginning of the period	$472	$502	$482	$524
Additions, net of contributions from shareholders of the Company	—	—	—	—
Fair value losses recognized in the income statement	(6)	(57)	(16)	(79)
Distributions to shareholders of the Company	—	—	—	—
Fair value at the end of the period	$466	$445	$466	$445
Convertible Loans Receivable

	Three Months Ended September 30,		Six Months Ended September 30,
(in millions)	2023	2022	2023	2022
Fair value of financial assets at the beginning of the period	$31	$29	$31	$29
Additions	—	—	—	—
Converted into equity	—	—	—	—
Fair value gains recognized in the income statement	1	1	1	1
Fair value at the end of the period	$32	$30	$32	$30

Fair Value Measurement Inputs and Valuation Techniques
The following tables provide quantitative information related to certain key assumptions utilized in the valuation of equity method investments accounted for under the fair value option:

As of September 30, 2023 and March 31, 2023
(in millions)	Fair value as of September 30, 2023	Fair value as of March 31, 2023	Valuation Technique	Unobservable Inputs	Range of Estimates
Equity Method Investments	$466	$482	Acetone – Market-Calibration or discounted cash flow Ampere – PWER	LTM Revenue Multiple Probability of IPO, time to future exit scenario, discount rate	1.5x - 1.7x Probability weighted – 100% Discount Rate – 18.6%